PREPAIDS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
PREPAIDS AND OTHER CURRENT ASSETS

4. PREPAIDS AND OTHER CURRENT ASSETS

The following table reflects the details of prepaids and other current assets at December 31:

	2024	2023	2022

Sales tax recoverable and other current assets	$1,399,955	$57,200	$128,321
Prepaid expenses	258,252	93,476	147,186

	$1,658,207	$150,676	$275,507